PROVISIONS, CONTINGENCIES AND COMMITMENTS - Provisions Overview - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Additional provisions		$ 357	$ 315
Site restoration
Disclosure of other provisions [line items]
Additional provisions	$ 113	$ 117	$ 0